Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt

9. Debt

Debt consists of (in millions):

	December 31,
	2013	2012
Senior Notes, interest at 6.125% payable semiannually, principal due on August 15, 2015	151	151
Senior Notes, interest at 1.35% payable semiannually, principal due on December 1, 2017	500	500
Senior Notes, interest at 2.6% payable semiannually, principal due on December 1, 2022	1,396	1,395
Senior Notes, interest at 3.95% payable semiannually, principal due on December 1, 2042	1,096	1,096
Other	7	7

Total debt	3,150	3,149
Less current portion	1	1

Long-term debt	$3,149	$3,148

Principal payments of debt for years subsequent to 2013 are as follows (in millions):

2014	$1
2015	153
2016	—
2017	500
2018	—
Thereafter	2,496

$3,150

The Company has a $3.5 billion, five-year unsecured revolving credit facility which expires September 28, 2018, following a one year extension executed in September 2013. In August 2013, the Company initiated a commercial paper program. Borrowings under the commercial paper program are classified as long-term as the program is supported by the $3.5 billion, five-year revolving credit facility. At December 31, 2013, there were no commercial paper borrowings however, there were $947 million in outstanding letters of credit issued under the credit facility, resulting in $2,553 million of funds available under this revolving credit facility. Interest under this multicurrency facility is based upon LIBOR, NIBOR or EURIBOR plus 0.875% subject to a ratings-based grid, or the prime rate. The credit facility contains a financial covenant regarding maximum debt to capitalization and the Company was in compliance at December 31, 2013.

The Company also had $3,056 million of additional outstanding letters of credit at December 31, 2013, primarily in Norway, that are under various bilateral committed letter of credit facilities. Other letters of credit are issued as bid bonds, advanced payment bonds and performance bonds.

The fair value of the Company’s Senior Notes are estimated using Level 2 inputs in the fair value hierarchy and is based on quoted prices for those or similar instruments. At December 31, 2013 and 2012, the fair value of the Company’s unsecured Senior Notes approximated $2,896 million and $3,190 million, respectively. At December 31, 2013 and 2012, the carrying value of the Company’s unsecured Senior Notes was $3,143 million and $3,142 million, respectively.